Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Dates
31-May-2023
Actual/360 Days
31
30/360 Days
30
15-Jun-2023
15-Jun-2023
Collection Period No.
21
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-May-2023
13-Jun-2023
14-Jun-2023
15-Jun-2023
15-May-2023
15-May-2023
Summary
Beginning
Balance
0.00
0.00
514,477,391.71
130,000,000.00
Principal
Payment
0.00
0.00
33,428,258.42
0.00
Ending
Balance
0.00
0.00
481,049,133.29
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
59.693319
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.859016
1.000000
644,477,391.71
61
1,049,133.29
33,428,258.42
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
685,054,365.76
12,931,209.73
697,985,575.49
40,576,974.05
651,626,107.34
12,225,815.10
663,851,922.44
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
197,216.33
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.352172
0.608333
Interest & Principal
Payment
0.00
0.00
33,625,474.75
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
60.045491
0.608333
$33,704,558.08
T
otal
$276,299.66

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
36,316,279.09
0.00
36,316,279.09
33,309,603.44
2,296,444.86
265,340.57
289,701.33
26,780.52
0.00
128,408.37
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
581,654.65
0.00
0.00
276,299.66
0.00
0.00
33,428,258.42
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
36,316,279.09
2,030,066.36
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
581,654.65
0.00
0.00
0.00
581,654.65
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
276,299.66
0.00
0.00
197,216.33
79,083.33
0.00
0.00
0.00
0.00
0.00
276,299.66
0.00
0.00
197,216.33
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
276,299.66
276,299.66
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
33,428,258.42
0.00
0.00
0.00
33,428,258.42
Aggregate Principal Distributabl
e
Amount
33,428,258.42
33,428,258.42
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,034.76
114,373.61
128,408.37
4,057,697.40
0.00
14,034.76
14,034.76
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Pool Statistics
Pool Data
3.68%
36.54
31.48
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
697,985,575.49
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
663,851,922.44
29,432
30,146
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
22,837,829.54
10,471,773.90
26,727.97
797,321.64
Pool Factor
40.04%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.22%
0.48%
0.21%
0.10%
100.00%
658,647,919.33
3,178,708.19
1,375,954.90
649,340.02
663,851,922.44
29,285
95
36
16
29,432
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.305%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
13,556.39
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.397%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,937,697.72
251,025.61
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
25
438
Losses
(1)
Amount
797,321.64
264,076.89
282,219.14
Number of Receivables
Number of Receivables
Amount
15,121,803.92
5,491,929.26
3,692,176.94
Current
Cumulative
0.358%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.442%
(0.071%)
0.556%
0.663%